OPERATING EXPENSES BEFORE CREDIT IMPAIRMENT CHARGES, PROVISIONS AND CHARGES - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating Expenses Before Credit Impairment Losses Provision And Charges [Line Items]
Expense relating to short-term leases	£ 17	£ 18	£ 19
Branch and head office site closures
Operating Expenses Before Credit Impairment Losses Provision And Charges [Line Items]
Impairment during the year	0	0	25
Operating lease assets
Operating Expenses Before Credit Impairment Losses Provision And Charges [Line Items]
Depreciation, property, plant and equipment	75	75	64
Property, plant and equipment	£ 573	£ 574	£ 488